Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Issued share capital [member]	Share premium account [member]	Treasury Shares/Own Shares [member]	Other reserves [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	€ 13,544	€ 282	€ 6,021	€ (28)	€ 240	€ 700	€ 5,800	€ 529
Group profit for the financial year	1,270						1,243	27
Other comprehensive income	(126)					(71)	(44)	(11)
Total comprehensive income	1,144					(71)	1,199	16
Issue of share capital (net of expenses)	219	3	216
Share-based payment expense	46				46
Treasury/own shares reissued				18			(18)
Shares acquired by Employee Benefit Trust (own shares)	(4)			(4)
Tax relating to share-based payment expense	12						12
Dividends (including shares issued in lieu of dividends)	(527)						(519)	(8)
Non-controlling interests arising on acquisition of subsidiaries	9							9
Transactions involving non-controlling interests							(2)	2
Ending balance at Dec. 31, 2016	14,443	285	6,237	(14)	286	629	6,472	548
Group profit for the financial year	1,919						1,895	24
Other comprehensive income	(987)					(1,015)	89	(61)
Total comprehensive income	932					(1,015)	1,984	(37)
Issue of share capital (net of expenses)	119	1	118
Share-based payment expense	62				62
Treasury/own shares reissued				2			(2)
Shares acquired by Employee Benefit Trust (own shares)	(3)			(3)
Shares distributed under the Performance Share Plan Awards		1	62		(63)
Tax relating to share-based payment expense	(5)						(5)
Dividends (including shares issued in lieu of dividends)	(554)						(546)	(8)
Non-controlling interests arising on acquisition of subsidiaries	20							20
Transactions involving non-controlling interests	(37)							(37)
Ending balance at Dec. 31, 2017	14,977	287	6,417	(15)	285	(386)	7,903	486
Group profit for the financial year	2,521						2,517	4
Other comprehensive income	250					277	(26)	(1)
Total comprehensive income	2,771					277	2,491	3
Issue of share capital (net of expenses)	62		62
Share-based payment expense	67				67
Shares acquired by CRH plc (Treasury Shares)	(789)			(789)
Treasury/own shares reissued				15			(15)
Shares acquired by Employee Benefit Trust (own shares)	(3)			(3)
Shares distributed under the Performance Share Plan Awards		1	55		(56)
Tax relating to share-based payment expense	(2)						(2)
Share option exercises	7						7
Dividends (including shares issued in lieu of dividends)	(584)						(572)	(12)
Non-controlling interests arising on acquisition of subsidiaries	48							48
Ending balance at Dec. 31, 2018	€ 16,554	€ 288	€ 6,534	€ (792)	€ 296	€ (109)	€ 9,812	€ 525